Net revenue (Details 2) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Net revenue	R$ 70,569	R$ 96,519	R$ 105,625
Polyethylene /Polypropylene [Member]
IfrsStatementLineItems [Line Items]
Net revenue	44,295	61,145	73,306
Ethylene, Propylene [Member]
IfrsStatementLineItems [Line Items]
Net revenue	4,435	7,280	5,820
Polyvinyl Chloride/Caustic Soda [Member]
IfrsStatementLineItems [Line Items]
Net revenue	5,863	5,723	6,873
Tertiary-Butyl Ethyl Ether/Gasoline [Member]
IfrsStatementLineItems [Line Items]
Net revenue	4,309	5,819	4,321
Benzene/Toluene/Xylene [Member]
IfrsStatementLineItems [Line Items]
Net revenue	3,721	5,711	5,806
Butadiene [Member]
IfrsStatementLineItems [Line Items]
Net revenue	1,211	3,028	3,020
Cumene [Member]
IfrsStatementLineItems [Line Items]
Net revenue	1,126	1,425	1,129
Solvents [Member]
IfrsStatementLineItems [Line Items]
Net revenue	1,046	422	1,343
Naphtha, Condensate and Other Resales [Member]
IfrsStatementLineItems [Line Items]
Net revenue	638	1,522	1,649
Other 1 [Member]
IfrsStatementLineItems [Line Items]
Net revenue	R$ 3,925	R$ 4,444	R$ 2,358